Shareholder Report, Holdings (Details)	Mar. 31, 2025
New Perspective Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund - Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund - Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund - Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund - Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund - Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund - Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund - Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund - Class C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund - Class T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund - Class T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund - Class T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund - Class T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund - Class T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund - Class T [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund - Class T [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund - Class T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund - Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund - Class F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund - Class F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund - Class F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund - Class F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund - Class F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund - Class F-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund - Class F-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund - Class F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund -Class F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund -Class F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund -Class F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund -Class F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund -Class F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund -Class F-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund -Class F-2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund -Class F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund -Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund - Class F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund - Class F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund - Class F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund - Class F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund - Class F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund - Class F-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund - Class F-3 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund - Class F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund - Class 529-A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund - Class 529-A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund - Class 529-A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund - Class 529-A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund - Class 529-A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund - Class 529-A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund - Class 529-A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund - Class 529-A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund - Class 529-C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund - Class 529-C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund - Class 529-C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund - Class 529-C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund - Class 529-C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund - Class 529-C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund - Class 529-C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund - Class 529-C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund - Class 529-E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund - Class 529-E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund - Class 529-E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund - Class 529-E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund - Class 529-E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund - Class 529-E [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund - Class 529-E [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund - Class 529-E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund - Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund Class 529-F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund Class 529-F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund Class 529-F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund Class 529-F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund Class 529-F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund Class 529-F-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund Class 529-F-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund Class 529-F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund® Class 529-F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund® Class 529-F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund® Class 529-F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund® Class 529-F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund® Class 529-F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund® Class 529-F-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund® Class 529-F-2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund® Class 529-F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund® Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund® Class 529-F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund® Class 529-F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund® Class 529-F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund® Class 529-F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund® Class 529-F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund® Class 529-F-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund® Class 529-F-3 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund® Class 529-F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund® Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund® Class R-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund® Class R-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund® Class R-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund® Class R-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund® Class R-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund® Class R-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund® Class R-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund® Class R-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund® Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund® Class R-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund® Class R-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund® Class R-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund® Class R-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund® Class R-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund® Class R-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund® Class R-2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund® Class R-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund® Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund - Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund - Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund® - Class R-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund® - Class R-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund® - Class R-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund® - Class R-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund® - Class R-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund® - Class R-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund® - Class R-3 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund® - Class R-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund® - Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund® - Class R-4 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund® - Class R-4 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund® - Class R-4 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund® - Class R-4 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund® - Class R-4 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund® - Class R-4 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund® - Class R-4 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund® - Class R-4 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund® - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund® - Class R-5E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund® - Class R-5E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund® - Class R-5E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund® - Class R-5E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund® - Class R-5E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund® - Class R-5E [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund® - Class R-5E [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund® - Class R-5E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund® - Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund® - Class R-5 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund® - Class R-5 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund® - Class R-5 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund® - Class R-5 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund® - Class R-5 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund® - Class R-5 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund® - Class R-5 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund® - Class R-5 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund® - Class R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
New Perspective Fund® - Class R-6 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
New Perspective Fund® - Class R-6 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
New Perspective Fund® - Class R-6 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
New Perspective Fund® - Class R-6 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%
New Perspective Fund® - Class R-6 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%
New Perspective Fund® - Class R-6 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
New Perspective Fund® - Class R-6 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
New Perspective Fund® - Class R-6 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
New Perspective Fund® - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%